Administrative expenses (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Services received from third parties	S/ 1,104,822	S/ 909,212	S/ 704,255
Taxes and contributions	64,008	44,452	37,581
Rental expenses	10,958	11,841	6,781
Total	S/ 1,179,788	S/ 965,505	S/ 748,617